18. FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT: Schedule of aging of accounts receivable (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Trade receivables	$ 425,284	$ 668,917
Current
Trade receivables	251,693	245,071
0 - 30 days past due
Trade receivables	23,062	242,250
31 - 60 days past due
Trade receivables	7,055	25,119
61 - 90 days past due
Trade receivables	15,387	31,837
Over 90 days past due
Trade receivables	$ 128,087	$ 124,640